Share-based Compensation Expenses	12 Months Ended
Dec. 31, 2019
Share-based Compensation Expenses
Share-based Compensation Expenses

19. Share-based Compensation Expenses

The Company’s 2008 Incentive Compensation Plan (the “2008 Plan”) allows the plan administrator to grant share options and restricted shares to the Company’s employees, directors, and consultants, up to a maximum of 11,500,000 ordinary shares. In December 2012, the Board of Directors approved an increase in the number of shares available for issuance under the plan to 18,375,140 ordinary shares. In April 2014 the Company adopted the 2014 Share Incentive Plan (the “2014 Plan”). The maximum aggregate number of shares which may be issued pursuant to all awards under the 2014 Plan was initially 5,500,000 ordinary shares as of the date of its approval. The number of shares reserved for future issuances under the 2014 Plan will be increased automatically if and whenever the ordinary shares reserved under the 2014 Plan account for less than1% of the total then-issued and outstanding ordinary shares on an as-converted basis, as a result of which increase the ordinary shares reserved under the 2014 Plan immediately after each such increase shall equal 5% of the then-issued and outstanding ordinary shares on an as-converted basis. Pursuant to the Evergreen Provision, the maximum aggregate number of shares which may be issued under the 2014 Plan increased automatically by an aggregate of 36,464,263 Class A ordinary shares in December 2014, August 2015 and December 2016, respectively, reaching a total of 41,964,263 Class A ordinary shares.

The share options and restricted shares granted under the 2008 plan initially have a contractual term of six years, and grants under the 2014 plan have a contractual term of ten years. The incentive awards under both 2008 plan and 2014 plan generally vest over a period of four years of continuous service, one fourth (1/4) of which vest upon the first anniversary of the stated vesting commencement date and the remaining vest ratably over the following 36 months. Under the 2008 plan, incentive awards are only exercisable upon occurrence of certain defined exercisable events. The Group did not recognize any share-based compensation expense for the awards granted until the completion of the Company’s IPO on May 9, 2014 upon which the performance condition was satisfied. As of December 31, 2019,  19,872,396 options and 126,894 restricted shares were outstanding under the 2008 and 2014 plan.

The Group recognized share-based compensation expense of RMB98,675 RMB68,738 and RMB61,736 for the years ended December 31, 2017, 2018 and 2019, respectively , which was classified as follows:

	For the Years Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	1,075	1,483	4,006	575
Research and product development	6,864	9,124	12,057	1,732
Sales and marketing	1,650	1,305	3,321	477
General and administrative	89,086	56,826	42,352	6,083
Total	98,675	68,738	61,736	8,867

Share options

The following table summarizes the Company’s option activities:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2019	20,507,371	1.81	6.77	6,879
Granted	4,340,586	0.0033
Exercised	(897,549)	0.02
Forfeited	(1,735,099)	1.78
Modified	(2,342,913)	0.0033
Outstanding at December 31, 2019	19,872,396	1.74	5.85	3,914
Vested and expected to vest at December 31, 2019	18,248,502	1.75	5.73	3,701
Exercisable at December 31, 2019	15,285,810	1.73	5.17	3,818

On February 15, 2017, the Company extended the contract life of 2,435,709 share options granted under the 2008 plan from six years to ten years. On March 1, 2018, the Company extended the contract life of 200,523 share options granted under the 2008 plan from six years to ten years. The incremental compensation expense for the modifications were insignificant and were recognized immediately since the share options were fully vested at the time of the modifications.

In June 2019, the Company completed a one-time modification of share options, pursuant to which certain eligible employees were offered to replace certain unvested share options granted to them with cash awards. The price of cash awards were the same as the fair value of share options on grant date and still requires the same employees' continuous employments with the Company for the remaining period and will be paid in installment. As a result, 2,342,913 options were replaced. The incremental compensation cost of this modification was immaterial. As of December 31, 2019, the unpaid liabilities associated with these cash awards were RMB4,543.

The total intrinsic value of options exercised for the years ended December 31, 2017, 2018 and 2019 was RMB103,082,  RMB11,026 and RMB6,857(US$985), respectively.

The weighted-average grant date fair value for options granted during the years ended December 31, 2017, 2018 and 2019 was US$2.66,  US$1.28 and US$1.50, respectively, computed using the binomial option pricing model.

The total fair value of share options vested during the years ended December 31, 2017, 2018, and 2019 was RMB82,814,  RMB73,997 and RMB25,461(US$3,657), respectively.

The Company estimated the expected volatility at the date of grant date and each option valuation date based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. Risk free interest rate was estimated based on the yield to maturity of US treasury bonds denominated in US$ at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on empirical studies on the actual exercise behavior of employees. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments on its ordinary shares in the foreseeable future. Time to maturity is the contract life of the option, and estimated forfeiture rates are determined based on historical employee turnover rate.

The grant date fair value of each option is calculated using a binomial option pricing model with the following assumptions:

	2017	2018	2019

Expected volatility	51.39%-52.4%	49.9%	48.05%
Risk-free interest rate	2.21%-2.45%	2.97%	2.72%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%	0%
Time to maturity (in years)	10	10	10
Expected forfeiture rate (post-vesting)	0%-20%	0%-20%	0%-20%
Fair value of the common share on the date of option grant	US$1.39-2.92 (RMB9.05-18.98)	US$1.24-1.35 (RMB8.54-9.31)	US$1.5 (RMB10.42)

As of December 31, 2019, there was RMB1,915 in total unrecognized compensation expense related to unvested options, which is expected to be recognized over a weighted-average period of 2.35 years.

Restricted shares

The total intrinsic value of restricted shares vested for the years ended December 31, 2017, 2018 and 2019 were RMB2,468,  RMB1,470 and RMB610(US$88), respectively.

The fair value of restricted shares with service conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2019	223,399	2.54
Granted	—	—
Vested	(66,579)	2.59
Forfeited	(29,926)	3.76
Restricted shares as of December 31, 2019	126,894	2.23
Vested and expected to vest at December 31, 2019	126,894	2.23

As of December 31, 2019, there was RMB1,915 in total unrecognized compensation expense related to restricted shares, which is expected to be recognized over a weighted-average period of 2.35 years.